SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Operating lease cost (included in general and admin in company's statement of operations)	$ 172,289	$ 217,821
Other information :
Cash paid for amounts included in the measurement of lease liabilities for the quarter ended 9/30/2020	$ 173,138	$ 0
Weighted average remaining lease term-operating leases (in years)	4 years 5 months 30 days	4 years 11 months 1 day
Operating leases
Average discount rate - operating leases	5.00%	5.00%
Long -term right-of-use assets	$ 2,668,764	$ 2,813,186
Total right-of-use assets	2,668,764	2,813,186
Short-term operating lease liabilities	585,153	569,865
Long-term operating lease liabilities	2,308,369	2,471,598
Total operating lease liabilities	2,893,522	3,041,463
Maturities of the Company's lease liabilities are as follows:
2021	716,792	709,227
2022	699,190	690,685
2023	742,474	733,273
2024	786,913	777,890
2025	292,026	513,088
Total lease payments	3,237,396	3,424,163
Less: Imputed interest/present value discount	(343,874)	(382,700)
Present value of lease liabilities	$ 6,130,917	$ 3,041,463